Offerings	Feb. 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Non-Convertible Debt
Security Class Title	3.850% Senior Notes due 2034
Amount Registered | shares	706,860,000
Proposed Maximum Offering Price per Unit	0.9987
Maximum Aggregate Offering Price	$ 705,941,082.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 97,490.46
Offering Note	€600,000,000 aggregate principal amount of 3.850% Senior Notes due 2034 will be issued. The Amount Registered and the Maximum Aggregate Offering Price is based on the euro/U.S. $ exchange rate of €1.00 = U.S. $1.1781 as of February 20, 2026, as announced by the U.S. Federal Reserve Board.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of Omnicom Group Inc.
Amount of Registration Fee	$ 0.00
Offering Note	The notes issued by Omnicom Finance Holdings plc will be fully and unconditionally guaranteed, on an unsecured and unsubordinated basis, by Omnicom Group Inc. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate filing fee is required for the guarantee.